Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges | Interest rate risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	₩ 432,172	₩ 293,215
Carrying value of liabilities	8,859,022	8,873,059
Assets of Cumulative fair value hedge adjustment	4,846	(2,832)
Liabilities of Cumulative fair value hedge adjustment	(56,292)	(524,459)
Changes if fair value in the period	(308,463)	(56,462)
Cash flow hedge reserve	0	0
Foreign currency conversion reserves	0	0
Fair value hedges | Foreign exchange risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	306,638	62,406
Carrying value of liabilities	0	0
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	1,671	2,675
Cash flow hedge reserve	0	0
Foreign currency conversion reserves	0	0
Cash Flow Hedges | Interest rate risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	645,723	0
Carrying value of liabilities	1,740,000	1,539,005
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	(11,126)	0
Cash flow hedge reserve	80,674	(10,184)
Foreign currency conversion reserves	0	0
Cash Flow Hedges | Foreign exchange risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	4,116,068	2,795,320
Carrying value of liabilities	3,035,423	2,716,148
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	115,867	63,860
Cash flow hedge reserve	(11,188)	(2,006)
Foreign currency conversion reserves	0	0
Hedges of net investment in foreign operations | Foreign exchange risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	0	0
Carrying value of liabilities	0	0
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	(49,463)	(35,879)
Cash flow hedge reserve	0	0
Foreign currency conversion reserves	₩ (88,953)	₩ 138,416